INTANGIBLE ASSETS - Schedule of Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in intangible assets other than goodwill
Beginning Balance	$ 3,102
Ending Balance	3,238	$ 3,102
Cost
Reconciliation of changes in intangible assets other than goodwill
Beginning Balance	4,207	3,762
Acquisitions through business combinations	0	13
Additions, net of disposals	46	40
Non-cash additions	4	0
Foreign currency translation	219	392
Ending Balance	$ 4,476	$ 4,207